OPERATING LEASES (EXCLUDING LAND USE RIGHTS)	6 Months Ended
Jun. 30, 2025
Operating Leases
OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

11. OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

Operating leases of the Company mainly consist of short-term leases of plants, warehouses and machinery. Short-term lease cost is recognized as rental expenses in the consolidated statements of loss.

The components of lease cost for operating leases were as follows:

	For the six months ended	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)

Short-term lease cost	17	450
Total lease cost	17	450